Material Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
HK$ Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.7809	7.7693
HK$ Items in the statements of income and cash flows [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	7.8119	7.8084